Summary of Significant Accounting Policies - Schedule of Fair Value of Share-based Awards Measured with Weighted-Average Assumptions (Details)		6 Months Ended	12 Months Ended
	Oct. 25, 2022	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Expected volatility	28.10%	79.30%	79.30%	75.10%
Risk-free interest rate	4.00%	4.66%	4.66%	1.81%
Expected term (in years)	1 month 28 days	1 year	1 year	7 years
Expected dividend yield		0.00%	0.00%	0.00%